Cover	2 Months Ended
Apr. 30, 2026
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	YOUMI INC.
Entity Central Index Key	0002137360
Entity Tax Identification Number	32-0846641
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	732 S 6th Street
Entity Address, City or Town	Ste V, Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89101
City Area Code	929
Local Phone Number	282-9977
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false